Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brown Advisory Intermediate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brown Advisory Intermediate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the current expenses of the Fund following the reorganization of the Brown Advisory Intermediate Income Fund (the "Predecessor Fund") into the Fund on October 19, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Advisory, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities.  The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years.  Duration is a measurement of interest rate sensitivity.

The Adviser may sell a fixed income security or reduce its position if:

●	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

●	The security subsequently fails to meet the investment criteria;

●	A more attractive security is found; or

●	The Adviser believes that the security has reached its appreciation potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

●
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

●
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

●	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

●
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

●
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of Investor Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Intermediate Income Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-540-6807
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Brown Advisory Intermediate Income Fund - Investor Shares Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date total return as of September 30, 2013 was -2.15%.  During the periods shown in the chart, the highest quarterly return was 3.15% (for the quarter ended March 31, 2008) and the lowest quarterly return was -1.78% (for the quarter ended June 30, 2004).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.78%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
NOTE:  The Intermediate Income Fund currently two offers classes of shares. Investor Shares commenced operations on November 2, 1995 as part of the Predecessor Fund and Adviser Shares commenced operations on May 31, 1991 as part of the Predecessor Fund.  Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Caption	rr_AverageAnnualReturnCaption	Brown Advisory Intermediate Income Fund Average Annual Total Returns For the period ended December 31, 2012
Barclays Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.80%
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
Annual Return 2003	rr_AnnualReturn2003	3.91%
Annual Return 2004	rr_AnnualReturn2004	3.21%
Annual Return 2005	rr_AnnualReturn2005	1.57%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	7.07%
Annual Return 2008	rr_AnnualReturn2008	4.50%
Annual Return 2009	rr_AnnualReturn2009	5.73%
Annual Return 2010	rr_AnnualReturn2010	5.65%
Annual Return 2011	rr_AnnualReturn2011	6.11%
Annual Return 2012	rr_AnnualReturn2012	3.81%
Label	rr_AverageAnnualReturnLabel	Investor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.55%
Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.09%
Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%
Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%

[1]	"Other Expenses" have been restated to reflect the current expenses of the Fund following the reorganization of the Brown Advisory Intermediate Income Fund (the "Predecessor Fund") into the Fund on October 19, 2012.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.